Management of Financial Risk (Schedule of Company's Liquidity Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	$ 65,286	$ 48,510
Debt	156,000	70,000
Income tax payable	12,400	8,358
Lease obligations	37,792
Other liabilities (note 18)	499	1,166
Derivative liabilities		224
Equipment loan		9,699
Operating leases		2,553
Capital commitments, Lindero	24,467	111,940
Provisions	33,365	17,907
Total financial liabilities	329,809	270,357
Less than one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other payables	65,286	48,510
Income tax payable	12,400	8,358
Lease obligations	9,313
Derivative liabilities		224
Equipment loan		4,328
Operating leases		1,055
Capital commitments, Lindero	24,467	111,940
Provisions	2,699	878
Total financial liabilities	114,165	175,293
Deposits on equipments and advances to contractors	10,900
Later than one year and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	110,000
Lease obligations	9,424
Other liabilities (note 18)	499	1,166
Equipment loan		5,371
Operating leases		1,248
Provisions	7,565	6,738
Total financial liabilities	127,488	14,523
Later than three years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt	46,000	70,000
Lease obligations	4,097
Operating leases		250
Provisions	1,846	4,029
Total financial liabilities	51,943	74,279
More than five years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Lease obligations	14,958
Provisions	21,255	6,262
Total financial liabilities	$ 36,213	$ 6,262